Goodwill and Intangible Assets, Net - Summary of Goodwill Balances Allocated by Operating Segment (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 7,441	$ 7,674	$ 7,538
Dominican Republic [member] | Assets held for sale [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 13